Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	$ 2,237,000	$ 2,032,434
Industrial Bank Co., Ltd [Member]
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	1,065,238	987,989
Postal Saving Bank of China [Member]
Short-Term Bank Borrowings (Details) - Schedule of short-term bank borrowings [Line Items]
Short-term bank borrowings	$ 1,171,762	$ 1,044,445